RELATED PARTIES	12 Months Ended
Dec. 31, 2021
RELATED PARTIES
RELATED PARTIES

16.    RELATED PARTIES

We engage in transactions with certain stockholders who are also members, ambassadors or customers. Such transactions primarily relate to their membership in the Wheels Up program, flights and flight-related services.

As of December 31, 2020, a stockholder held a portion of the debt outstanding under our credit facilities.

We incurred expenses of $4.9 million, $4.2 million and $0 for the years ended December 31, 2021, 2020 and 2019, respectively, from transactions related to the CCA with our stockholder Delta, of which $5.3 million and $3.0 million are included in accrued expenses on the consolidated balance sheets as of December 31, 2021 and December 31, 2020, respectively. In addition, we provided $2.9 million, $2.1 million and $0 of flights to certain persons currently and previously affiliated with Delta at a discount to our retail pricing for the years ended December 31, 2021, 2020 and 2019, respectively. Delta provided WUPJ pilots airfare for business travel at no cost during the periods presented. We incurred expenses of $0.5 million for the year ended December 31, 2021, for an aircraft leased from the company of a stockholder.

We recognized revenue of $2.5 million, $0.7 million and $0.9 million for flights and other services, including aircraft management, provided to Board members for the years ended December 31, 2021, 2020 and 2019, respectively. We incurred expenses of $0.1 million, $0.1 million and $0 for the years ended December 31, 2021, 2020 and 2019, respectively, with the company of a stockholder for consultation services on employee benefits. We incurred expenses of $0, $37 thousand and $0.1 million for the years ended December 31, 2021, 2020 and 2019, respectively, with a company in which a Wheels Up executive and a member of the Board holds an ownership interest. We incurred expenses of $0.1 million, $0.2 million and $0 for the years ended December 31, 2021, 2020 and 2019, respectively, for an immediate family member of a Wheels Up executive and a member of the Board who was a full-time employee. We incurred marketing expenses of $0.3 million, $0 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively, with a company where a member of the Board is an executive.

Employee Loans Receivable

In January 2016, Kenny Dichter, Chief Executive Officer, borrowed $5.0 million from Wheels Up. The borrower executed an interest bearing secured promissory note with a maturity date of January 17, 2025. The interest rate on the loan is 1.8% per annum, which is payable upon the maturity date. Based on our anticipation that the Board was ultimately going to decide to forgive the senior executive loan, a full reserve was previously recorded on the amount outstanding. Prior to the effectiveness of the registration statement on Form S-4 filed by Aspirational, which the SEC declared effective on June 23, 2021, the Board forgave the senior executive loan. As of December 31, 2020, a Gama senior executive had borrowed $0.1 million that was fully repaid in January 2021.